Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
AerCap Aviation Notes [Member]
Condensed Consolidated Balance Sheet

Condensed Consolidating Balance Sheet
	December 31, 2016
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Assets
Cash and cash equivalents	$4	$—	$835	$1,196	$—	$2,035
Restricted cash	—	—	9	320	—	329
Flight equipment held for operating leases, net	—	—	1,136	30,366	—	31,502
Maintenance rights intangible and lease premium, net	—	—	51	2,117	—	2,168
Flight equipment held for sale	—	—	—	107	—	107
Net investment in finance and sales-type leases	—	—	—	757	—	757
Prepayments on flight equipment	—	—	—	3,266	—	3,266
Investments including investments in subsidiaries	9,310	—	4,257	119	(13,567)	119
Intercompany receivables	106	—	8,005	5,726	(13,837)	—
Other assets	104	10	440	951	(168)	1,337
Total Assets	$9,524	$10	$14,733	$44,925	$(27,572)	$41,620
Liabilities and Equity
Debt	$—	$300	$40	$27,377	$—	$27,717
Intercompany payables	978	19	5,701	7,139	(13,837)	—
Other liabilities	22	2	381	5,084	(168)	5,321
Total liabilities	1,000	321	6,122	39,600	(14,005)	33,038

Total AerCap Holdings N.V. shareholders' equity	8,524	(311)	8,611	5,267	(13,567)	8,524
Non-controlling interest	—	—	—	58	—	58
Total Equity	8,524	(311)	8,611	5,325	(13,567)	8,582
Total Liabilities and Equity	$9,524	$10	$14,733	$44,925	$(27,572)	$41,620

Condensed Consolidating Balance Sheet
	December 31, 2015
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Assets
Cash and cash equivalents	$14	$—	$1,193	$1,196	$—	$2,403
Restricted cash	—	—	18	401	—	419
Flight equipment held for operating leases, net	—	—	1,034	31,185	—	32,219
Maintenance rights intangible and lease premium, net	—	—	80	3,059	—	3,139
Flight equipment held for sale	—	—	—	71	—	71
Net investment in finance and sales-type leases	—	—	22	447	—	469
Prepayments on flight equipment	—	—	—	3,300	—	3,300
Investments including investments in subsidiaries	8,290	—	3,385	115	(11,675)	115
Intercompany receivables	46	5	6,157	4,652	(10,860)	—
Other assets	61	—	377	1,176	—	1,614
Total Assets	$8,411	$5	$12,266	$45,602	$(22,535)	$43,749
Liabilities and Equity
Debt	$—	$298	$77	$29,267	$—	$29,642
Intercompany payables	4	—	4,525	6,331	(10,860)	—
Other liabilities	58	2	184	5,437	—	5,681
Total liabilities	62	300	4,786	41,035	(10,860)	35,323

Total AerCap Holdings N.V. shareholders' equity	8,349	(295)	7,480	4,490	(11,675)	8,349
Non-controlling interest	—	—	—	77	—	77
Total Equity	8,349	(295)	7,480	4,567	(11,675)	8,426
Total Liabilities and Equity	$8,411	$5	$12,266	$45,602	$(22,535)	$43,749

Condensed Consolidated Income Statement

Condensed Consolidating Income Statement
	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$—	$157	$4,711	$—	$4,868
Net gain on sale of assets	—	—	—	139	—	139
Other income (loss)	6	—	507	400	(768)	145
Total Revenues and other income	6	—	664	5,250	(768)	5,152
Expenses
Depreciation and amortization	—	—	64	1,727	—	1,791
Asset impairment	—	—	—	82	—	82
Interest expense	—	20	378	1,388	(694)	1,092
Leasing expenses	—	—	26	557	—	583
Transaction, integration and restructuring related expenses	—	—	—	53	—	53
Selling, general and administrative expenses	60	—	68	297	(74)	351
Total Expenses	60	20	536	4,104	(768)	3,952
(Loss) income before income taxes and income of investments accounted for under the equity method	(54)	(20)	128	1,146	—	1,200
Provision for income taxes	7	5	(16)	(169)	—	(173)
Equity in net earnings of investments accounted for under the equity method	—	—	—	13	—	13
Net (loss) income before income from subsidiaries	(47)	(15)	112	990	—	1,040
Income (loss) from subsidiaries	1,094	—	867	112	(2,073)	—
Net income (loss)	1,047	(15)	979	1,102	(2,073)	1,040
Net loss attributable to non-controlling interest	—	—	—	7	—	7
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$(15)	$979	$1,109	$(2,073)	$1,047

Condensed Consolidating Income Statement
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$—	$110	$4,882	$—	$4,992
Net gain on sale of assets	—	—	14	169	—	183
Other income (loss)	9	—	430	476	(802)	113
Total Revenues and other income	9	—	554	5,527	(802)	5,288
Expenses
Depreciation and amortization	—	—	52	1,791	—	1,843
Asset impairment	—	—	—	16	—	16
Interest expense	12	20	268	1,397	(597)	1,100
Leasing expenses	—	—	50	472	—	522
Transaction, integration and restructuring related expenses	—	—	—	59	—	59
Selling, general and administrative expenses	108	—	202	277	(205)	382
Total Expenses	120	20	572	4,012	(802)	3,922
(Loss) income before income taxes and income of investments accounted for under the equity method	(111)	(20)	(18)	1,515	—	1,366
Provision for income taxes	28	5	2	(225)	—	(190)
Equity in net earnings of investments accounted for under the equity method	—	—	—	1	—	1
Net (loss) income before income from subsidiaries	(83)	(15)	(16)	1,291	—	1,177
Income (loss) from subsidiaries	1,262	—	1,088	(16)	(2,334)	—
Net income (loss)	1,179	(15)	1,072	1,275	(2,334)	1,177
Net loss attributable to non-controlling interest	—	—	—	2	—	2
Net income (loss) attributable to AerCap Holdings N.V.	$1,179	$(15)	$1,072	$1,277	$(2,334)	$1,179

Condensed Consolidating Income Statement
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$—	$81	$3,369	$—	$3,450
Net gain on sale of assets	—	—	10	28	—	38
Other income (loss)	25	—	254	377	(552)	104
Total Revenues and other income	25	—	345	3,774	(552)	3,592
Expenses
Depreciation and amortization	—	—	9	1,273	—	1,282
Asset impairment	—	—	—	22	—	22
Interest expense	13	20	244	932	(428)	781
Leasing expenses	—	—	96	46	—	142
Transaction, integration and restructuring related expenses	—	—	—	149	—	149
Selling, general and administrative expenses	83	—	72	269	(124)	300
Total Expenses	96	20	421	2,691	(552)	2,676
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	(20)	(76)	1,083	—	916
Provision for income taxes	(1)	—	(93)	(43)	—	(137)
Equity in net earnings of investments accounted for under the equity method	—	—	—	29	—	29
Net (loss) income before income from subsidiaries	(72)	(20)	(169)	1,069	—	808
Income (loss) from subsidiaries	882	—	869	(169)	(1,582)	—
Net income (loss)	810	(20)	700	900	(1,582)	808
Net loss attributable to non-controlling interest	—	—	—	2	—	2
Net income (loss) attributable to AerCap Holdings N.V.	$810	$(20)	$700	$902	$(1,582)	$810

Condensed Consolidated Statements of Cash Flows
Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$1,047	$(15)	$979	$1,102	$(2,073)	$1,040
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,094)	—	(867)	(112)	2,073	—
Depreciation and amortization	—	—	64	1,727	—	1,791
Asset impairment	—	—	—	82	—	82
Amortization of debt issuance costs and debt discount	—	1	2	53	—	56
Amortization of lease premium intangibles	—	—	—	20	—	20
Amortization of fair value adjustments on debt	—	—	—	(336)	—	(336)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	—	1	54	—	55
Maintenance rights write off	—	—	23	629	—	652
Maintenance liability release to income	—	—	(19)	(402)	—	(421)
Net gain on sale of assets	—	—	—	(139)	—	(139)
Deferred income taxes	(7)	(5)	16	157	—	161
Restructuring expenses	—	—	—	34	—	34
Other	63	—	(20)	79	—	122
Cash flow from operating activities before changes in working capital	9	(19)	179	2,948	—	3,117
Working capital	1,002	19	(380)	(377)	—	264
Net cash provided by (used in) operating activities	1,011	—	(201)	2,571	—	3,381
Purchase of flight equipment	—	—	(299)	(2,594)	—	(2,893)
Proceeds from sale or disposal of assets	—	—	142	2,225	—	2,367
Prepayments on flight equipment	—	—	—	(947)	—	(947)
Collections of finance and sales-type leases	—	—	—	74	—	74
Movement in restricted cash	—	—	9	81	—	90
Other	—	—	(22)	—	—	(22)
Net cash used in investing activities	—	—	(170)	(1,161)	—	(1,331)
Issuance of debt	—	—	—	3,642	—	3,642
Repayment of debt	—	—	(9)	(5,205)	—	(5,214)
Debt issuance costs paid	—	—	(2)	(33)	—	(35)
Maintenance payments received	—	—	38	758	—	796
Maintenance payments returned	—	—	(30)	(475)	—	(505)
Security deposits received	—	—	20	182	—	202
Security deposits returned	—	—	(3)	(268)	—	(271)
Dividend paid to non-controlling interest holders	—	—	—	(11)	—	(11)
Repurchase of shares and tax withholdings on share-based compensation	(1,021)	—	—	—	—	(1,021)
Net cash (used in) provided by financing activities	(1,021)	—	14	(1,410)	—	(2,417)
Net decrease in cash and cash equivalents	(10)	—	(357)	—	—	(367)
Effect of exchange rate changes	—	—	(1)	—	—	(1)
Cash and cash equivalents at beginning of period	14	—	1,193	1,196	—	2,403
Cash and cash equivalents at end of period	$4	$—	$835	$1,196	$—	$2,035

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$1,179	$(15)	$1,072	$1,275	$(2,334)	$1,177
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,262)	—	(1,088)	16	2,334	—
Depreciation and amortization	—	—	52	1,791	—	1,843
Asset impairment	—	—	—	16	—	16
Amortization of debt issuance costs and debt discount	1	1	9	35	—	46
Amortization of lease premium intangibles	—	—	—	23	—	23
Amortization of fair value adjustments on debt	—	—	—	(443)	—	(443)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	—	1	75	—	76
Maintenance rights write off	—	—	7	622	—	629
Maintenance liability release to income	—	—	(4)	(240)	—	(244)
Net gain on sale of assets	—	—	(14)	(169)	—	(183)
Deferred income taxes	(28)	(5)	(2)	145	—	110
Restructuring expenses	—	—	—	49	—	49
Other	64	—	26	—	—	90
Cash flow from operating activities before changes in working capital	(46)	(19)	59	3,195	—	3,189
Working capital	846	19	537	(1,231)	—	171
Net cash provided by operating activities	800	—	596	1,964	—	3,360
Purchase of flight equipment	—	—	(299)	(2,473)	—	(2,772)
Proceeds from sale or disposal of assets	—	—	94	1,474	—	1,568
Prepayments on flight equipment	—	—	—	(792)	—	(792)
Collections of finance and sales-type leases	—	—	3	52	—	55
Movement in restricted cash	—	—	(11)	309	—	298
Other	—	—	—	(73)	—	(73)
Net cash used in investing activities	—	—	(213)	(1,503)	—	(1,716)
Issuance of debt	300	—	—	3,614	—	3,914
Repayment of debt	(300)	—	(8)	(3,736)	—	(4,044)
Debt issuance costs paid	—	—	(1)	(48)	—	(49)
Maintenance payments received	—	—	19	757	—	776
Maintenance payments returned	—	—	(20)	(538)	—	(558)
Security deposits received	—	—	20	151	—	171
Security deposits returned	—	—	(7)	(137)	—	(144)
Repurchase of shares and tax withholdings on share-based compensation	(794)	—	—	—	—	(794)
Net cash (used in) provided by financing activities	(794)	—	3	63	—	(728)
Net increase in cash and cash equivalents	6	—	386	524	—	916
Effect of exchange rate changes	1	—	(9)	5	—	(3)
Cash and cash equivalents at beginning of period	7	—	816	667	—	1,490
Cash and cash equivalents at end of period	$14	$—	$1,193	$1,196	$—	$2,403

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$810	$(20)	$700	$900	$(1,582)	$808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(882)	—	(869)	169	1,582	—
Dividend received	—	—	12	—	(12)	—
Depreciation and amortization	—	—	9	1,273	—	1,282
Asset impairment	—	—	—	22	—	22
Amortization of debt issuance costs and debt discount	3	1	—	82	—	86
Amortization of lease premium intangibles	—	—	—	18	—	18
Amortization of fair value adjustments on debt	—	—	—	(331)	—	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	—	—	72	—	72
Maintenance rights write off	—	—	—	131	—	131
Maintenance liability release to income	—	—	—	(92)	—	(92)
Net gain on sale of assets	—	—	(10)	(27)	—	(37)
Deferred income taxes	—	—	93	23	—	116
Other	43	—	7	52	—	102
Cash flow from operating activities before changes in working capital	(26)	(19)	(58)	2,292	(12)	2,177
Working capital	163	19	1,131	(1,176)	—	137
Net cash provided by (used in) operating activities	137	—	1,073	1,116	(12)	2,314
Purchase of flight equipment	—	—	(1,198)	(892)	—	(2,090)
Proceeds from sale or disposal of assets	21	—	737	(188)	—	570
Prepayments on flight equipment	—	—	(2)	(456)	—	(458)
Acquisition of ILFC, net of cash acquired	—	—	—	(195)	—	(195)
Collections of finance and sales-type leases	—	—	—	41	—	41
Movement in restricted cash	—	—	1	281	—	282
Net cash provided by (used in) investing activities	21	—	(462)	(1,409)	—	(1,850)
Issuance of debt	75	—	43	5,294	—	5,412
Repayment of debt	(225)	—	(10)	(4,592)	—	(4,827)
Debt issuance costs paid	—	—	—	(135)	—	(135)
Maintenance payments received	—	—	26	536	—	562
Maintenance payments returned	—	—	—	(286)	—	(286)
Security deposits received	—	—	9	98	—	107
Security deposits returned	—	—	(2)	(97)	—	(99)
Dividend paid	—	—	—	(12)	12	—
Net cash (used in) provided by financing activities	(150)	—	66	806	12	734
Net increase in cash and cash equivalents	8	—	677	513	—	1,198
Effect of exchange rate changes	(1)	—	(1)	(2)	—	(4)
Cash and cash equivalents at beginning of period	—	—	140	156	—	296
Cash and cash equivalents at end of period	$7	$—	$816	$667	$—	$1,490

Condensed Consolidated Statement Of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$(15)	$979	$1,109	$(2,073)	$1,047
Other comprehensive (loss) income:
Net change in fair value of derivatives, net of tax	—	—	—	6	—	6
Actuarial loss on pension obligations, net of tax	—	—	(2)	—	—	(2)
Total other comprehensive (loss) income	—	—	(2)	6	—	4
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,047	$(15)	$977	$1,115	$(2,073)	$1,051

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$1,179	$(15)	$1,072	$1,277	$(2,334)	$1,179
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	—	—	—
Actuarial gain on pension obligations, net of tax	—	—	—	—	—	—
Total other comprehensive income	—	—	—	—	—	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,179	$(15)	$1,072	$1,277	$(2,334)	$1,179

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$810	$(20)	$700	$902	$(1,582)	$810
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	5	—	5
Actuarial gain (loss) on pension obligations, net of tax	—	—	3	(5)	—	(2)
Total other comprehensive income	—	—	3	—	—	3
Share of other comprehensive income (loss) from subsidiaries	3	—	—	—	(3)	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$813	$(20)	$703	$902	$(1,585)	$813

AGAT/AICDC Notes [Member]
Condensed Consolidated Balance Sheet
Condensed Consolidating Balance Sheet
	December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Assets
Cash and cash equivalents	$4	$829	$64	$931	$207	$—	$2,035
Restricted cash	—	—	—	9	320	—	329
Flight equipment held for operating leases, net	—	11,012	—	1,299	19,191	—	31,502
Maintenance rights intangible and lease premium, net	—	1,190	—	52	926	—	2,168
Flight equipment held for sale	—	28	—	—	79	—	107
Net investment in finance and sales-type leases	—	437	—	166	154	—	757
Prepayments on flight equipment	—	3,006	—	5	255	—	3,266
Investments including investments in subsidiaries	9,310	874	7,249	4,941	119	(22,374)	119
Intercompany receivables	106	12,639	1	8,405	5,947	(27,098)	—
Other assets	104	538	60	632	171	(168)	1,337
Total Assets	$9,524	$30,553	$7,374	$16,440	$27,369	$(49,640)	$41,620
Liabilities and Equity
Debt	$—	$17,316	$—	$340	$10,061	$—	$27,717
Intercompany payables	978	3,726	5,057	7,067	10,270	(27,098)	—
Other liabilities	22	2,241	11	448	2,767	(168)	5,321
Total liabilities	1,000	23,283	5,068	7,855	23,098	(27,266)	33,038

Total AerCap Holdings N.V. shareholders' equity	8,524	7,270	2,306	8,509	4,289	(22,374)	8,524
Non-controlling interest	—	—	—	76	(18)	—	58
Total Equity	8,524	7,270	2,306	8,585	4,271	(22,374)	8,582
Total Liabilities and Equity	$9,524	$30,553	$7,374	$16,440	$27,369	$(49,640)	$41,620

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Balance Sheet
	December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Assets
Cash and cash equivalents	$14	$769	$62	$1,366	$192	$—	$2,403
Restricted cash	—	—	—	18	401	—	419
Flight equipment held for operating leases, net	—	13,913	—	1,171	17,135	—	32,219
Maintenance rights intangible and lease premium, net	—	1,789	—	82	1,268	—	3,139
Flight equipment held for sale	—	12	—	—	59	—	71
Net investment in finance and sales-type leases	—	193	—	57	219	—	469
Prepayments on flight equipment	—	3,022	—	6	272	—	3,300
Investments including investments in subsidiaries	8,290	633	6,319	4,211	115	(19,453)	115
Intercompany receivables	46	11,541	—	6,152	5,739	(23,478)	—
Other assets	61	619	41	580	342	(29)	1,614
Total Assets	$8,411	$32,491	$6,422	$13,643	$25,742	$(42,960)	$43,749
Liabilities and Equity
Debt	$—	$19,456	$—	$375	$9,811	$—	$29,642
Intercompany payables	4	4,025	4,872	5,473	9,104	(23,478)	—
Other liabilities	58	2,676	14	234	2,728	(29)	5,681
Total liabilities	62	26,157	4,886	6,082	21,643	(23,507)	35,323

Total AerCap Holdings N.V. shareholders' equity	8,349	6,334	1,536	7,484	4,099	(19,453)	8,349
Non-controlling interest	—	—	—	77	—	—	77
Total Equity	8,349	6,334	1,536	7,561	4,099	(19,453)	8,426
Total Liabilities and Equity	$8,411	$32,491	$6,422	$13,643	$25,742	$(42,960)	$43,749

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidated Income Statement
Condensed Consolidating Income Statement
	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$2,058	$—	$205	$2,605	$—	$4,868
Net gain on sale of assets	—	33	—	6	100	—	139
Other income (loss)	6	653	—	552	359	(1,425)	145
Total Revenues and other income	6	2,744	—	763	3,064	(1,425)	5,152
Expenses
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Interest expense	—	753	184	385	955	(1,185)	1,092
Leasing expenses	—	290	—	27	266	—	583
Transaction, integration and restructuring related expenses	—	—	—	—	53	—	53
Selling, general and administrative expenses	60	120	1	102	308	(240)	351
Total Expenses	60	1,965	185	586	2,581	(1,425)	3,952
(Loss) income before income taxes and income of investments accounted for under the equity method	(54)	779	(185)	177	483	—	1,200
Provision for income taxes	7	(97)	23	(36)	(70)	—	(173)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	13	—	13
Net (loss) income before income from subsidiaries	(47)	682	(162)	141	426	—	1,040
Income (loss) from subsidiaries	1,094	237	919	701	(867)	(2,084)	—
Net income (loss)	1,047	919	757	842	(441)	(2,084)	1,040
Net loss attributable to non-controlling interest	—	—	—	—	7	—	7
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$842	$(434)	$(2,084)	$1,047

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Income Statement
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$2,355	$—	$134	$2,503	$—	$4,992
Net gain on sale of assets	—	168	—	13	2	—	183
Other income (loss)	9	599	14	479	319	(1,307)	113
Total Revenues and other income	9	3,122	14	626	2,824	(1,307)	5,288
Expenses
Depreciation and amortization	—	868	—	65	910	—	1,843
Asset impairment	—	3	—	—	13	—	16
Interest expense	12	780	164	359	735	(950)	1,100
Leasing expenses	—	266	—	61	195	—	522
Transaction, integration and restructuring related expenses	—	—	—	9	50	—	59
Selling, general and administrative expenses	108	112	—	257	262	(357)	382
Total Expenses	120	2,029	164	751	2,165	(1,307)	3,922
(Loss) income before income taxes and income of investments accounted for under the equity method	(111)	1,093	(150)	(125)	659	—	1,366
Provision for income taxes	28	(136)	19	38	(139)	—	(190)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	1	—	1
Net (loss) income before income from subsidiaries	(83)	957	(131)	(87)	521	—	1,177
Income (loss) from subsidiaries	1,262	104	1,060	933	(1,090)	(2,269)	—
Net income (loss)	1,179	1,061	929	846	(569)	(2,269)	1,177
Net loss attributable to non-controlling interest	—	—	—	—	2	—	2
Net income (loss) attributable to AerCap Holdings N.V.	$1,179	$1,061	$929	$846	$(567)	$(2,269)	$1,179

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Income Statement
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Revenues and other income
Lease revenue	$—	$789	$10	$220	$2,431	$—	$3,450
Net gain on sale of assets	—	8	—	10	20	—	38
Other income (loss)	25	317	—	333	342	(913)	104
Total Revenues and other income	25	1,114	10	563	2,793	(913)	3,592
Expenses
Depreciation and amortization	—	501	—	53	728	—	1,282
Asset impairment	—	3	—	—	19	—	22
Interest expense	13	443	18	317	715	(725)	781
Leasing expenses	—	(446)	11	124	453	—	142
Transaction, integration and restructuring related expenses	—	—	94	26	29	—	149
Selling, general and administrative expenses	83	80	3	142	180	(188)	300
Total Expenses	96	581	126	662	2,124	(913)	2,676
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	533	(116)	(99)	669	—	916
Provision for income taxes	(1)	(56)	10	(33)	(57)	—	(137)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	29	—	29
Net (loss) income before income from subsidiaries	(72)	477	(106)	(132)	641	—	808
Income (loss) from subsidiaries	882	205	683	988	79	(2,837)	—
Net income (loss)	810	682	577	856	720	(2,837)	808
Net loss attributable to non-controlling interest	—	—	—	—	2	—	2
Net income (loss) attributable to AerCap Holdings N.V.	$810	$682	$577	$856	$722	$(2,837)	$810

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidated Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,094)	(237)	(919)	(701)	867	2,084	—
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Amortization of debt issuance costs and debt discount	—	13	5	4	34	—	56
Amortization of lease premium intangibles	—	7	—	—	13	—	20
Amortization of fair value adjustments on debt	—	(330)	—	—	(6)	—	(336)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	33	—	2	20	—	55
Maintenance rights write off	—	395	—	22	235	—	652
Maintenance liability release to income	—	(206)	—	(19)	(196)	—	(421)
Net gain on sale of assets	—	(33)	—	(6)	(100)	—	(139)
Deferred income taxes	(7)	98	(22)	28	64	—	161
Restructuring expenses	—	—	—	—	34	—	34
Other	63	13	—	(7)	53	—	122
Cash flow from operating activities before changes in working capital	9	1,474	(179)	237	1,576	—	3,117
Working capital	1,002	911	181	(545)	(1,285)	—	264
Net cash provided by (used in) operating activities	1,011	2,385	2	(308)	291	—	3,381
Purchase of flight equipment	—	(594)	—	(298)	(2,001)	—	(2,893)
Proceeds from sale or disposal of assets	—	998	—	158	1,211	—	2,367
Prepayments on flight equipment	—	(937)	—	(9)	(1)	—	(947)
Collections of finance and sales-type leases	—	26	—	22	26	—	74
Movement in restricted cash	—	—	—	9	81	—	90
Other	—	—	—	(22)	—	—	(22)
Net cash used in investing activities	—	(507)	—	(140)	(684)	—	(1,331)
Issuance of debt	—	1,012	35	—	2,595	—	3,642
Repayment of debt	—	(2,825)	(35)	(8)	(2,346)	—	(5,214)
Debt issuance costs paid	—	(9)	—	(2)	(24)	—	(35)
Maintenance payments received	—	292	—	39	465	—	796
Maintenance payments returned	—	(234)	—	(30)	(241)	—	(505)
Security deposits received	—	57	—	25	120	—	202
Security deposits returned	—	(111)	—	(10)	(150)	—	(271)
Dividend paid to non-controlling interest holders	—	—	—	—	(11)	—	(11)
Repurchase of shares and tax withholdings on share-based compensation	(1,021)	—	—	—	—	—	(1,021)
Net cash (used in) provided by financing activities	(1,021)	(1,818)	—	14	408	—	(2,417)
Net (decrease) increase in cash and cash equivalents	(10)	60	2	(434)	15	—	(367)
Effect of exchange rate changes	—	—	—	(1)	—	—	(1)
Cash and cash equivalents at beginning of period	14	769	62	1,366	192	—	2,403
Cash and cash equivalents at end of period	$4	829	64	931	207	—	$2,035

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$1,179	$1,061	$929	$846	$(569)	$(2,269)	$1,177
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,262)	(104)	(1,060)	(933)	1,090	2,269	—
Depreciation and amortization	—	868	—	65	910	—	1,843
Asset impairment	—	3	—	—	13	—	16
Amortization of debt issuance costs and debt discount	1	10	5	10	20	—	46
Amortization of lease premium intangibles	—	7	—	—	16	—	23
Amortization of fair value adjustments on debt	—	(435)	—	—	(8)	—	(443)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	65	—	1	10	—	76
Maintenance rights write off	—	350	—	17	262	—	629
Maintenance liability release to income	—	(141)	—	(8)	(95)	—	(244)
Net gain on sale of assets	—	(168)	—	(13)	(2)	—	(183)
Deferred income taxes	(28)	136	(19)	(38)	59	—	110
Restructuring expenses	—	—	—	—	49	—	49
Other	64	(36)	—	34	28	—	90
Cash flow from operating activities before changes in working capital	(46)	1,616	(145)	(19)	1,783	—	3,189
Working capital	846	(587)	193	618	(899)	—	171
Net cash provided by operating activities	800	1,029	48	599	884	—	3,360
Purchase of flight equipment	—	(1,476)	—	(299)	(997)	—	(2,772)
Proceeds from sale or disposal of assets	—	1,083	—	94	391	—	1,568
Prepayments on flight equipment	—	(585)	—	—	(207)	—	(792)
Collections of finance and sales-type leases	—	17	—	12	26	—	55
Movement in restricted cash	—	—	—	(11)	309	—	298
Other	—	(73)	—	—	—	—	(73)
Net cash used in investing activities	—	(1,034)	—	(204)	(478)	—	(1,716)
Issuance of debt	300	2,500	—	—	1,114	—	3,914
Repayment of debt	(300)	(2,010)	—	(8)	(1,726)	—	(4,044)
Debt issuance costs paid	—	(17)	—	—	(32)	—	(49)
Maintenance payments received	—	306	—	24	446	—	776
Maintenance payments returned	—	(244)	—	(20)	(294)	—	(558)
Security deposits received	—	97	—	25	49	—	171
Security deposits returned	—	(83)	—	(47)	(14)	—	(144)
Repurchase of shares and tax withholdings on share-based compensation	(794)	—	—	—	—	—	(794)
Net cash (used in) provided by financing activities	(794)	549	—	(26)	(457)	—	(728)
Net increase (decrease) in cash and cash equivalents	6	544	48	369	(51)	—	916
Effect of exchange rate changes	1	—	—	(9)	5	—	(3)
Cash and cash equivalents at beginning of period	7	225	14	1,006	238	—	1,490
Cash and cash equivalents at end of period	$14	$769	$62	$1,366	$192	$—	$2,403

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss)	$810	$682	$577	$856	$720	$(2,837)	$808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(882)	(205)	(683)	(988)	(79)	2,837	—
Dividend received	—	—	—	12	—	(12)	—
Depreciation and amortization	—	501	—	53	728	—	1,282
Asset impairment	—	3	—	—	19	—	22
Amortization of debt issuance costs and debt discount	3	304	—	25	(246)	—	86
Amortization of lease premium intangibles	—	5	—	—	13	—	18
Amortization of fair value adjustments on debt	—	(325)	—	—	(6)	—	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	38	—	1	33	—	72
Maintenance rights write off	—	68	—	9	54	—	131
Maintenance liability release to income	—	(24)	—	(5)	(63)	—	(92)
Net gain on sale of assets	—	(8)	—	(10)	(20)	—	(38)
Deferred income taxes	—	56	10	33	17	—	116
Other	43	—	—	17	42	—	102
Cash flow from operating activities before changes in working capital	(26)	1,095	(96)	3	1,212	(12)	2,176
Working capital	163	389	110	(718)	194	—	138
Net cash provided by (used in) operating activities	137	1,484	14	(715)	1,406	(12)	2,314
Purchase of flight equipment	—	—	—	(1,198)	(892)	—	(2,090)
Proceeds from sale or disposal of assets	21	—	—	738	(189)	—	570
Prepayments on flight equipment	—	—	—	(2)	(456)	—	(458)
Acquisition of ILFC, net of cash acquired	—	(2,400)	—	2,205	—	—	(195)
Collections of finance and sales-type leases	—	(4)	—	12	33	—	41
Movement in restricted cash	—	—	—	(2)	284	—	282
Other	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	21	(2,404)	—	1,753	(1,220)	—	(1,850)
Issuance of debt	75	3,400	—	43	1,894	—	5,412
Repayment of debt	(225)	(2,353)	—	(10)	(2,239)	—	(4,827)
Debt issuance costs paid	—	(45)	—	(20)	(70)	—	(135)
Maintenance payments received	—	195	—	42	325	—	562
Maintenance payments returned	—	(89)	—	(101)	(96)	—	(286)
Security deposits received	—	39	—	9	59	—	107
Security deposits returned	—	(2)	—	(133)	36	—	(99)
Dividend paid	—	—	—	—	(12)	12	—
Net cash (used in) provided by financing activities	(150)	1,145	—	(170)	(103)	12	734
Net increase in cash and cash equivalents	8	225	14	868	83	—	1,198
Effect of exchange rate changes	(1)	—	—	(2)	(1)	—	(4)
Cash and cash equivalents at beginning of period	—	—	—	140	156	—	296
Cash and cash equivalents at end of period	$7	$225	$14	$1,006	$238	$—	$1,490

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidated Statement Of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$842	$(434)	$(2,084)	$1,047
Other comprehensive (loss) income:
Net change in fair value of derivatives, net of tax	—	—	—	—	6	—	6
Actuarial loss on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive (loss) income	—	—	—	(2)	6	—	4
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$840	$(428)	$(2,084)	$1,051

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$1,179	$1,061	$929	$846	$(567)	$(2,269)	$1,179
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	—	—	—	—
Actuarial gain on pension obligations, net of tax	—	—	—	—	—	—	—
Total other comprehensive income	—	—	—	—	—	—	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,179	$1,061	$929	$846	$(567)	$(2,269)	$1,179

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. dollar amounts in millions)
Net income (loss) attributable to AerCap Holdings N.V.	$810	$682	$577	$856	$722	$(2,837)	$810
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	—	5	—	5
Actuarial gain (loss) on pension obligations, net of tax	—	—	—	3	(5)	—	(2)
Total other comprehensive income	—	—	—	3	—	—	3
Share of other comprehensive income (loss) from subsidiaries	3	—	—	—	—	(3)	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$813	$682	$577	$859	$722	$(2,840)	$813

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date